Carrying Amount and Maximum Exposure to Loss Related to VIEs (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Carrying amount		$ 263,178	$ 188,091
Maximum exposure to loss	[1]	263,178	188,091
Corporate Securities
Variable Interest Entity [Line Items]
Carrying amount		4,428	5,700
Maximum exposure to loss	[1]	4,428	5,700
Mortgage-backed securities
Variable Interest Entity [Line Items]
Carrying amount		258,750	182,391
Maximum exposure to loss	[1]	$ 258,750	$ 182,391

[1]	The maximum exposure to loss is equal to the carrying amount for Fixed-maturity securities, available-for-sale.